Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Current Liabilities
Schedule of other current liabilities

	Thousands of Euros
	31/12/2019	31/12/2018
Salaries payable	175,079	153,160
Other payables	847	504
Deferred income	9,791	8,912
Advances received	11,682	6,613
Other current liabilities	197,399	169,189